Loan Facility (Tables)	12 Months Ended
Nov. 30, 2023
Disclosure of detailed information about borrowings [abstract]
Summary of movement in the carrying value of the term loan

The movement in the carrying value of the Loan Facility is as follows:

Proceeds from Loan Facility on July 27, 2022	$40,000

Transaction costs	(2,285)

Accretion expense	179

Term loan as at November 30, 2022	$37,894

Proceeds from Tranche 2 Loan on June 21, 2023	20,000

Costs related to issuance of Tranche 2 Loan	(1,182)

Costs related to Marathon Warrants (note 20(c))	(78)

Consideration f or the Fifth Amendment	540

Accretion expense	800

Term loan as at November 30, 2023	$57,974

Current portion	(7,286)

Non-current portion	$50,688